Designated Accounting Hedges - Summary of Hedge Accounting Impact on the Consolidated Statement of Income (Detail) - Fair value hedges [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Information About Hedge Accounting Impact On Statement Of Income [Line Items]
Gains (losses) on the hedging instruments	$ 806	$ (775)
Gains (losses) on the hedged item attributed to hedged risk	(766)	777
Hedge ineffectiveness gains (losses) recognized in income	40	2
Interest rate risk [member]
Disclosure Of Information About Hedge Accounting Impact On Statement Of Income [Line Items]
Gains (losses) on the hedging instruments	1,018	(815)
Gains (losses) on the hedged item attributed to hedged risk	(983)	812
Hedge ineffectiveness gains (losses) recognized in income	35	(3)
Combined foreign exchange and interest rate risk [member]
Disclosure Of Information About Hedge Accounting Impact On Statement Of Income [Line Items]
Gains (losses) on the hedging instruments	(212)	40
Gains (losses) on the hedged item attributed to hedged risk	217	(35)
Hedge ineffectiveness gains (losses) recognized in income	$ 5	$ 5